Income Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Income Taxes [Abstract]
Schedule of Components of Income Tax (Benefit) Expenses	The components of income tax (benefit) expenses are as follows:
	Year ended March 31, 2025	Year ended March 31, 2024	Year ended March 31, 2023
	USD	USD	USD
Current	2,982	24,988	17,549
Deferred	(30,804,128)	-	-
Total	(30,801,146)	24,988	17,549

Schedule of Deferred Tax Assets and Deferred Tax Liabilities

The significant components of deferred tax assets and deferred tax liabilities as of March 31, 2025 and 2024 was as below:

	As of March 31,
	2025	2024
	USD	USD

Deferred tax assets
Net operating loss carryforwards in China	41,269,603	27,994
Total deferred tax assets	41,269,603	27,994

Deferred tax liabilities
Intangible assets from acquisition	(32,580,236)	-
Amortization	522,528	-
Intangible assets impairment	30,110,105	-
Total deferred tax liabilities	(1,947,603)	-

Net deferred tax asset (liabilities) before allowance	39,322,000	27,994
Valuation allowance	(41,269,603)	(27,994)
Total net deferred tax (liability)	(1,947,603)	-

Schedule of Reconciles the PRC Statutory Rates to the Company’s Effective Tax Rate

The following table reconciles the PRC statutory rates to the Company’s effective tax rate for the years ended March 31, 2025, 2024 and 2023.

	Year ended March 31, 2025	Year ended March 31, 2024	Year ended March 31, 2023
PRC Income tax statutory rate	(25.0)%	(25.0)%	(25.0)%
Effect of tax holiday and preferential tax rate	4.0%	4.0%	4.0
Non-deductible foreign losses	0.8%	5.8%	0.7%
Change in valuation allowance	42.5%	20.3%	24.8%
Non-deductible expenses and others	(3.8)%	(5.4)%	(4.6)%
Effective tax rate	18.5%	(0.3)%	(0.1)%